FORM 24F-2
                 Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch, Pierce, Fenner &
    Smith Incorporated
P.O. Box 9051
Princeton, N.J.  08543-9051

2.  Name of each series or class of funds for which this notice is filed:

Municipal Investment Trust Fund Insured Series - 84
Defined Asset Funds ("Fund")

3.  Investment Company Act File Number:
     811-1777

    Securities Act File Number:
     33-08085

4.  Last Day of fiscal year for which this notice is filed:
    February 28, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                   [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

    Not Applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None.

9. Number and aggregate sale price of securities sold during the fiscal year:

      0 Units        $0.00 Aggregate Sale Price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      0 Units        $0.00 Aggregate Sale Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     Not Applicable.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on
	  rule 24f-2 (from item 10)                  $         0.00

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
	  plans (from Item 11, if applicable):                 N/A.

   (iii)  Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
	  applicable):                               $     7,927.81

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
	  rule 24e-2 (if applicable):                          0.00

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
	  (iv)] (if applicable)                      $         0.00

    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
	  instruction C.6):                          x_1/33rd_of_1%
						     ~~~~~~~~~~~~~~
						     $         0.00
						     ==============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

				   [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     Not Applicable.
                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


			  By Merrill Lynch, Pierce, Fenner & Smith
			  Incorporated, Agent for the Sponsors

			  By /s/ Daniel C. Tyler
				 Vice President
Date  March 27, 1997